Financial Instruments - Schedule of Carrying Amounts and Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	$ 3,309,037	$ 2,982,499
Financial liabilities, Fair value	3,309,037	2,982,499
Loans and borrowings [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	1,006,920	352,814
Financial liabilities, Fair value	1,006,920	352,814
Secured promissory notes [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	7,633,966
Financial liabilities, Fair value	7,633,966
Lease liabilities [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	396,121
Financial liabilities, Fair value	396,121
Due to related parties [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	640,546	302,232
Financial liabilities, Fair value	640,546	302,232
Convertible promissory notes [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	1,055,420
Financial liabilities, Fair value	1,055,420
Secured convertible debenture [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	4,143,982
Financial liabilities, Fair value	4,143,982
Cash and cash held in trust [Member] | Level 1 [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	504,136	3,841,866
Financial assets, Fair value	504,136	3,841,866
Trade and other receivables [Member] | Level 2 [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	1,399,977	370,537
Financial assets, Fair value	1,399,977	370,537
Loan receivable [Member] | Level 2 [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount		955,022
Financial assets, Fair value		$ 955,022